FACTORING LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Factoring Liability
FACTORING LIABILITY

13. FACTORING LIABILITY

On July 12, 2022, the Company entered into agreement with a lender, whereby the lender would loan proceeds against certain accounts receivable up to 90% of the total value of the invoice, which is paid to the Company in the form of a cash advance. A factoring cost of 1.5% is applied for days 1-30 after the loan is funded, and an additional 0.5% fee charge is applied for each additional 10 days period thereafter. The maximum facility is $3.0 million.

Accordingly, pursuant to ASC 860-20-55-24, the Company recognized a factoring liability to the lenders until the accounts receivables are collected. As of March 31, 2026 and December 31, 2025 the factoring liability was $1.6 million and $1.5 million, respectively.

15.	FACTORING LIABILITY

On July 12, 2022, the Company entered into agreement with a lender, whereby the lender would loan proceeds against certain accounts receivable up to 90% of the total value of the invoice, which is paid to the Company in the form of a cash advance. A factoring cost of 1.5% is applied for days 1-30 after the loan is funded, and an additional 0.5% fee charge is applied for each additional 10 days period thereafter. The maximum facility is $3.0 million.

Accordingly, pursuant to ASC 860-20-55-24, the Company recognized a factoring liability to the lenders until the accounts receivables are collected. As of December 31, 2025 the factoring liability was $1.5 million. As of December 31, 2024, there was no factoring liability recorded.